JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2012
JUNIOR SUBORDINATED NOTES
Schedule of junior subordinated notes

		2012		2011
Outstanding loan amount (millions of Canadian dollars)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

TRANSCANADA PIPELINES LIMITED
U.S. dollars (2012 and 2011 – US$1,000)	2067	994	6.5%	1,016	6.5%